DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 65.4%

Argentina - 2.0%
7,200,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	6,003,180
8,345,000	Pampa Energia S.A.	7.50%		01/24/2027	7,490,639
1,000,000	Pampa Energia S.A.	9.13	% (a)	04/15/2029	916,170
150,000	Pampa Energia S.A.	9.13%		04/15/2029	137,426
9,785,692	Stoneway Capital Corporation	10.00	% (b)	03/01/2027	2,886,779

					17,434,194

Brazil - 6.7%
4,800,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (c)	04/15/2024	4,906,896
2,900,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38	% (a)	01/28/2031	2,992,423
400,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	412,748
1,400,000	Braskem Finance Company (5 Year CMT Rate + 8.22%)	8.50	% (a)	01/23/2081	1,632,890
7,631,000	Cosan Overseas Ltd.	0.00%		12/29/2049	7,850,391
5,900,000	CSN Islands Corporation	7.00	% (c)	09/23/2021	5,969,178
1,929,352	Invepar Holdings	0.00	% (b)(d)	12/30/2028	0
3,600,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (a)(c)	02/27/2025	3,472,236
5,100,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (c)	02/27/2025	4,919,001
3,000,000	JBS Finance Luxembourg SARL	3.63	% (a)	01/15/2032	3,002,070
8,000,000	Minerva Luxembourg S.A.	4.38	% (a)	03/18/2031	7,958,000
10,000,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	11,705,650
2,000,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	2,003,200
1,600,000	Suzano Austria GmbH	3.13%		01/15/2032	1,586,592

					58,411,275

Chile - 5.6%
4,300,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	4,594,550
4,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	5,145,144
4,803,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	5,148,360
1,900,000	Antofagasta PLC	2.38%		10/14/2030	1,833,025
2,900,000	CAP S.A.	3.90	% (a)	04/27/2031	2,905,263
13,435,000	Chile Electricity PEC SpA	0.00	% (a)	01/25/2028	10,983,583
3,825,250	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	3,840,360
4,974,512	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	5,161,738
8,240,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	5,890,352
250,000	Engie Energia Chile S.A.	3.40%		01/28/2030	256,974
1,813,000	Geopark Ltd.	6.50%		09/21/2024	1,876,292
750,000	VTR Finance NV	6.38%		07/15/2028	797,689

					48,433,330

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

China - 2.9%
200,000	Baidu, Inc.	3.43%		04/07/2030	216,875
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	204,255
9,000,000	JD.com, Inc.	3.38%		01/14/2030	9,617,014
4,720,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	4,929,128
700,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	692,901
9,300,000	Tencent Holdings Ltd.	2.39	% (a)	06/03/2030	9,276,469

					24,936,642

Colombia - 6.0%
3,800,000	AI Candelaria Spain SLU	5.75	% (a)	06/15/2033	3,917,876
2,850,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(c)	04/22/2031	2,997,302
5,000,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	5,087,550
2,000,000	BBVA Colombia S.A.	4.88%		04/21/2025	2,095,560
8,600,000	Canacol Energy Ltd.	7.25%		05/03/2025	9,153,109
5,900,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	5,856,960
3,600,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,563,694
1,000,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	1,161,850
1,500,000	Gilex Holding SARL	8.50	% (a)	05/02/2023	1,532,152
4,418,000	Gilex Holding SARL	8.50%		05/02/2023	4,512,700
400,000	Gran Tierra Energy International Holdings Ltd.	6.25	% (a)	02/15/2025	356,498
11,300,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	10,071,068
2,100,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	1,869,021

					52,175,340

Dominican Republic - 1.5%
5,400,000	AES Andres B.V.	5.70	% (a)	05/04/2028	5,602,500
4,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,218,500
2,025,000	Empresa Generadora de Electricidad Itabo S.A.	7.95	% (a)	05/11/2026	2,097,677
999,000	Empresa Generadora de Electricidad Itabo S.A.	7.95%		05/11/2026	1,034,854

					12,953,531

Guatemala - 0.1%
1,200,000	Investment Energy Resources Ltd.	6.25	% (a)	04/26/2029	1,300,500

Hong Kong - 0.5%
4,500,000	CK Hutchison International Ltd.	2.50	% (a)	05/08/2030	4,605,537

India - 5.7%
3,200,000	Adani International Container Terminal Pvt Ltd.	3.00	% (a)	02/16/2031	3,093,224
1,100,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	1,144,805
700,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	734,323
2,250,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	2,145,504
4,500,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	4,899,007
1,500,000	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	1,523,910
1,000,000	Network i2i Ltd. (5 Year CMT Rate + 4.28%)	5.65	% (a)(c)	01/15/2025	1,073,125
12,600,000	ONGC Videsh Ltd.	3.75%		07/27/2026	13,452,214
2,500,000	Reliance Industries Ltd.	5.40%		02/14/2022	2,569,588
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	653,015

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,100,000	UltraTech Cement Ltd.	2.80%		02/16/2031	1,066,069
4,800,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	4,217,592
2,200,000	Vedanta Resources Ltd.	7.13%		05/31/2023	2,041,622
12,600,000	Vedanta Resources Ltd.	6.13%		08/09/2024	10,575,180

					49,189,178

Indonesia - 3.8%
400,000	Freeport-McMoRan, Inc.	5.45%		03/15/2043	489,464
7,752,000	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	9,023,444
1,400,000	Medco Bell Pte Ltd.	6.38	% (a)	01/30/2027	1,445,976
7,900,000	Minejesa Capital B.V.	4.63%		08/10/2030	8,385,455
7,500,000	Minejesa Capital B.V.	5.63%		08/10/2037	8,144,025
4,876,850	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	5,555,781

					33,044,145

Israel - 0.2%
1,700,000	Delek & Avner Tamar Bond Ltd.	5.41	% (a)	12/30/2025	1,713,195

Jamaica - 0.5%
2,122,859	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	1,787,447
3,150,106	Digicel Group Ltd. (7.00% PIK)	7.00	% (a)(c)	07/16/2021	2,449,522

					4,236,969

Korea - 5.4%
2,100,000	Korea Development Bank	1.00%		09/09/2026	2,083,344
1,400,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	1,430,895
7,200,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	7,358,890
3,400,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	3,395,246
1,400,000	Korea Electric Power Corporation	1.13%		06/15/2025	1,398,043
1,100,000	Korea Hydro & Nuclear Power Co Ltd.	1.25	% (a)	04/27/2026	1,095,517
1,000,000	KT Corporation	1.00%		09/01/2025	991,369
5,100,000	KT Corporation	2.50%		07/18/2026	5,360,776
1,100,000	LG Chem Ltd.	2.38	% (a)	07/07/2031	1,099,057
4,500,000	NongHyup Bank	1.25	% (a)	07/20/2025	4,505,547
4,200,000	POSCO	2.38%		01/17/2023	4,302,761
5,800,000	POSCO	2.75%		07/15/2024	6,101,593
4,600,000	Shinhan Financial Group Co Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(c)	05/12/2026	4,579,208
3,100,000	Woori Bank (5 Year CMT Rate + 2.66%)	4.25	% (c)	10/04/2024	3,224,000

					46,926,246

Kuwait - 0.5%
1,000,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	1,123,890
2,300,000	MEGlobal Canada ULC	5.88	% (a)	05/18/2030	2,843,458

					3,967,348

Malaysia - 1.0%
500,000	CIMB Bank BHD	3.26%		03/15/2022	508,705
3,900,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	3,944,752

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,800,000	Petronas Capital Ltd.	3.50	% (a)	04/21/2030	1,974,607
2,000,000	Petronas Capital Ltd.	2.48	% (a)	01/28/2032	2,015,394
200,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	214,230

					8,657,688

Mexico - 5.0%
6,100,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (c)	01/10/2028	6,934,175
5,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(c)	06/27/2029	5,656,250
1,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	1,044,700
3,800,000	Credito Real S.A.B. de C.V.	9.50	% (a)	02/07/2026	3,546,616
5,983,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (c)	11/29/2022	4,232,973
5,500,000	Docuformas SAPI de C.V.	10.25	% (a)	07/24/2024	5,230,940
7,014,377	Grupo Idesa S.A. de C.V. (10.38% PIK)	10.13	% (a)	05/22/2026	4,053,608
17,533,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (c)	01/29/2025	13,094,872

					43,794,134

Panama - 3.3%
3,550,000	AES Panama Generation Holdings SRL	4.38	% (a)	05/31/2030	3,719,335
1,600,000	AES Panama Generation Holdings SRL	4.38%		05/31/2030	1,676,320
4,550,000	Banco General S.A. (10 Year CMT Rate + 3.67%)	5.25	% (a)(c)	05/07/2031	4,768,423
700,000	Banco Nacional de Panama	2.50	% (a)	08/11/2030	678,835
4,800,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25	% (a)	04/16/2029	5,042,400
4,368,834	Panama Metro Line SP	0.00	% (a)	12/05/2022	4,275,931
806,554	Panama Metro Line SP	0.00%		12/05/2022	789,403
6,260,914	UEP Penonome S.A.	6.50	% (a)	10/01/2038	6,413,617
1,503,605	UEP Penonome S.A.	6.50%		10/01/2038	1,540,278

					28,904,542

Paraguay - 0.1%
1,300,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	1,286,369

Peru - 4.0%
1,500,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13	% (a)	07/01/2030	1,493,850
4,168,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	4,150,911
3,000,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	3,185,565
4,485,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	4,467,822
600,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	629,319
3,527,203	Fenix Power Peru S.A.	4.32%		09/20/2027	3,590,904
4,350,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	4,594,688
1,800,000	Nexa Resources S.A.	5.38%		05/04/2027	1,938,114
3,360,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	3,492,317
8,300,000	Peru LNG SRL	5.38%		03/22/2030	7,186,514

					34,730,004

Philippines - 0.7%
6,100,000	BDO Unibank, Inc.	2.95%		03/06/2023	6,315,330

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Qatar - 0.4%
2,000,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	2,086,650
936,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	1,035,114

					3,121,764

Saudi Arabia - 0.3%
2,700,000	SA Global Sukuk Ltd.	2.69	% (a)	06/17/2031	2,736,882

Singapore - 6.8%
4,600,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	4,591,927
2,100,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.92%)	3.30	% (c)	02/27/2025	2,166,119
7,000,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60	% (c)	09/07/2021	7,038,430
5,200,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	5,214,352
500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	501,380
4,700,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	4,799,114
4,200,000	PSA Treasury Pte Ltd.	2.25%		04/30/2030	4,318,823
3,100,000	SingTel Group Treasury Pte Ltd.	1.88%		06/10/2030	3,075,525
6,800,000	Temasek Financial Ltd.	1.00	% (a)	10/06/2030	6,422,178
5,100,000	Temasek Financial Ltd.	1.00%		10/06/2030	4,816,634
4,000,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	3,979,440
3,700,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88	% (c)	10/19/2023	3,872,975
8,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	8,060,080

					58,856,977

Thailand - 0.5%
1,203,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (c)	09/23/2025	1,270,885
1,700,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.06%		11/20/2023	1,716,286
700,000	Kasikornbank PCL (5 Year CMT Rate + 4.94%)	5.28	% (c)	10/14/2025	743,113
900,000	PTTEP Treasury Center Company Ltd.	2.59	% (a)	06/10/2027	934,587

					4,664,871

United Arab Emirates - 1.9%
14,400,000	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	14,174,047
2,800,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	2,753,789

					16,927,836

Total Foreign Corporate Bonds (Cost $581,805,793)					569,323,827

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 33.3%

Brazil - 1.4%
3,700,000	Brazilian Government International Bond	3.75%		09/12/2031	3,655,600
1,000,000	Brazilian Government International Bond	5.00%		01/27/2045	1,014,775
6,600,000	Brazilian Government International Bond	5.63%		02/21/2047	7,209,015

					11,879,390

Chile - 2.0%
9,000,000	Chile Government International Bond	3.50%		01/25/2050	9,446,085
8,500,000	Chile Government International Bond	3.10%		01/22/2061	8,163,485

					17,609,570

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Colombia - 2.6%
4,100,000	Colombia Government International Bond	3.13%		04/15/2031	4,019,189
4,900,000	Colombia Government International Bond	3.25%		04/22/2032	4,811,604
8,200,000	Colombia Government International Bond	5.00%		06/15/2045	8,740,790
5,100,000	Colombia Government International Bond	4.13%		05/15/2051	4,849,284

					22,420,867

Dominican Republic - 2.3%
16,400,000	Dominican Republic International Bond	4.88	% (a)	09/23/2032	16,933,000
2,000,000	Dominican Republic International Bond	5.30	% (a)	01/21/2041	2,000,020
1,000,000	Dominican Republic International Bond	5.88%		01/30/2060	999,000

					19,932,020

Indonesia - 5.0%
21,400,000	Indonesia Government International Bond	3.85%		10/15/2030	23,865,232
1,100,000	Indonesia Government International Bond	4.35%		01/11/2048	1,251,830
10,700,000	Indonesia Government International Bond	3.70%		10/30/2049	11,251,916
6,700,000	Perusahaan Penerbit	3.80%		06/23/2050	7,035,536

					43,404,514

Malaysia - 1.3%
7,300,000	Malaysia Wakala Sukuk BHD	2.07	% (a)	04/28/2031	7,388,182
4,000,000	Malaysia Wakala Sukuk BHD	3.08	% (a)	04/28/2051	4,163,019

					11,551,201

Mexico - 4.2%
9,900,000	Mexico Government International Bond	4.28%		08/14/2041	10,416,186
5,500,000	Mexico Government International Bond	4.60%		02/10/2048	5,920,558
6,700,000	Mexico Government International Bond	4.50%		01/31/2050	7,137,510
13,600,000	Mexico Government International Bond	3.77%		05/24/2061	12,683,700

					36,157,954

Panama - 2.3%
1,200,000	Panama Government International Bond	2.25%		09/29/2032	1,154,412
3,100,000	Panama Government International Bond	4.30%		04/29/2053	3,445,588
15,500,000	Panama Government International Bond	3.87%		07/23/2060	15,865,800

					20,465,800

Peru - 2.2%
10,300,000	Peruvian Government International Bond	3.30%		03/11/2041	10,431,016
8,500,000	Peruvian Government International Bond	3.55%		03/10/2051	8,837,535

					19,268,551

Philippines - 3.6%
3,400,000	Philippine Government International Bond	2.46%		05/05/2030	3,542,772
7,000,000	Philippine Government International Bond	1.65%		06/10/2031	6,770,832
5,850,000	Philippine Government International Bond	3.70%		03/01/2041	6,342,922
8,700,000	Philippine Government International Bond	3.70%		02/02/2042	9,406,243
3,200,000	Philippine Government International Bond	2.95%		05/05/2045	3,097,256

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,200,000	Philippine Government International Bond	2.65%		12/10/2045	2,038,405

					31,198,430

Qatar - 0.2%
1,500,000	Qatar Government International Bond	3.38%		03/14/2024	1,611,030

Saudi Arabia - 4.2%
2,000,000	Saudi Government International Bond	2.38%		10/26/2021	2,013,040
4,900,000	Saudi Government International Bond	2.88%		03/04/2023	5,090,904
7,000,000	Saudi Government International Bond	2.90	% (a)	10/22/2025	7,502,635
200,000	Saudi Government International Bond	3.75%		01/21/2055	211,855
22,000,000	Saudi Government International Bond	3.45%		02/02/2061	22,015,730

					36,834,164

United Arab Emirates - 2.0%
2,900,000	Abu Dhabi Government International Bond	3.13	% (a)	04/16/2030	3,157,854
10,800,000	Abu Dhabi Government International Bond	3.13%		09/30/2049	11,046,780
2,600,000	Abu Dhabi Government International Bond	3.88%		04/16/2050	3,002,290

					17,206,924

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $279,582,592)					289,540,415

Common Stocks - 0.2%
228,497	Frontera Energy Corporation				1,416,685

Total Common Stocks (Cost $20,010,064)					1,416,685

Warrants - 0.0%
1,609,815	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (d)(e)				–

Total Warrants (Cost $–)					–

Short Term Investments - 1.3%
3,912,954	First American Government Obligations Fund - Class U	0.03	% (f)		3,912,954
3,912,954	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (f)		3,912,954
3,912,955	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (f)		3,912,955

Total Short Term Investments (Cost $11,738,863)					11,738,863

Total Investments - 100.2% (Cost $893,137,312)					872,019,790
Liabilities in Excess of Other Assets - (0.2)%					(1,382,083)

NET ASSETS - 100.0%					$870,637,707

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(c)	Perpetual Maturity

(d)	Value determined using significant unobservable inputs.

(e)	Non-income producing security

(f)	Seven-day yield as of period end

BRL	Brazilian Real

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

INVESTMENT BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33.3%
Utilities	16.7%
Banking	15.6%
Energy	9.5%
Finance	5.5%
Transportation	5.0%
Mining	2.8%
Consumer Products	2.2%
Telecommunications	2.1%
Building and Development (including Steel/Metals)	2.0%
Short Term Investments	1.3%
Chemical Products	1.2%
Retailers (other than Food/Drug)	1.1%
Technology	1.1%
Conglomerates	0.5%
Pulp & Paper	0.2%
Chemicals/Plastics	0.1%
Construction	0.0%	(g)
Other Assets and Liabilities	(0.2)%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	9.2%
Indonesia	8.8%
Colombia	8.8%
Brazil	8.1%
Chile	7.6%
Singapore	6.8%
Peru	6.2%
India	5.7%
Panama	5.6%
Korea	5.4%
Saudi Arabia	4.5%
Philippines	4.3%
United Arab Emirates	3.9%
Dominican Republic	3.8%
China	2.9%
Malaysia	2.3%
Argentina	2.0%
United States	1.3%
Qatar	0.6%
Thailand	0.5%
Hong Kong	0.5%
Jamaica	0.5%
Kuwait	0.5%
Israel	0.2%
Guatemala	0.1%
Paraguay	0.1%
Other Assets and Liabilities	(0.2)%

100.0%

(g)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.